Credit Quality of Financial Assets and the Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) (Parenthetical) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Allowance for credit loss on available for sale debt securities		¥ 172	¥ 0	¥ 172	¥ 0	¥ 153
Provision (reversal) for credit losses of loans to affiliates	[1]	16	¥ (57)	78	¥ (637)
Allowance for credit loss on loans to affiliates		2,183		2,183		1,957
Other Liabilities [Member]
Allowance for credit losses on off balance sheet exposures		¥ 22,023		¥ 22,023		¥ 22,120

[1]	The provision for credit losses on loans to affiliates were a provision of ¥637 million and a reversal of ¥78 million during the six months ended September 30, 2021 and 2022, a provision of ¥57 million and a reversal of ¥16 million during the three months ended September 30, 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,957 million and ¥2,183 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.